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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Bayard D. Waring
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 028-05999
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

  /s/ Bayard D. Waring      Gloucester, Massachusetts    January 26, 2005
-------------------------   -------------------------    ----------------
        [Signature]               [City, State]               [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/x/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation
    ---------------             ------------------------------------


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 28
                                        --------------------

Form 13F Information Table Value Total: $ 5,036
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1.        28-05993                     Philip B. Waring
    ------    -----------------            ---------------------------------



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                             Bayard Waring
                      FORM 13F INFORMATION TABLE
                    QUARTER ENDED DECEMBER 31, 2004


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OR CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLIANCE RESOURCE
  PARTNERS                 Unit Ltd Ptr    01877R108     518     7000    SH           Shared-Other     1      7000
ALLSTATE CORP                    Common     20002101     259     5000    SH           Shared-Other     1      5000
AMERICAN CAP STRATEGIES
  LTD                            Common     24937104     167     5000    SH           Shared-Other     1      5000
BHP BILLITON LTD ADR             Common     88606108     192     8000    SH           Shared-Other     1      8000
Biotech Holders                  Common    09067D201      15      100    SH           Shared-Other     1      100
CEMEX SOUTH AMERICA-
  SPSRD                          Common    151290889     182     5000    SH           Shared-Other     1      5000
DOMINION RES BLACK
  WARRIOR TR               Unit Ben Int    25746Q108     181     5000    SH           Shared-Other     1      5000
ENERPLUS RESOURCES FUND      Unit Trust    29274D604     182     5000    SH           Shared-Other     1      5000
ENTERPRISE PRODS
  PARTNERS LP                    Common    293792107     374    14480    SH           Shared-Other     1      14480
EXXON MOBIL CORPORATION          Common    30231G102     256     5000    SH           Shared-Other     1      5000
GENERAL ELECTRIC CORP            Common    369604103     274     7500    SH           Shared-Other     1      7500
GREAT PLAINS ENERGY INC          Common    391164100     151     5000    SH           Shared-Other     1      5000
HEADWATERS INC                   Common    42210P102     228     8000    SH           Shared-Other     1      8000
HSBC HOLDINGS PLC-SPONS
  ADR                            Common    404280406     426     5000    SH           Shared-Other     1      5000
ING GROEP NV SPONS ADR           Common    456837103     155     5121    SH           Shared-Other     1      5121
ISHARES TR S&P GLOBAL
  ENERGY SECTOR                  Common    464287341      18      250    SH           Shared-Other     1      250
KEYCORP NEW                      Common    493267108     170     5000    SH           Shared-Other     1      5000
NASDAQ 100 TRUST                 Common    631100104      20      500    SH           Shared-Other     1      500
PETROCHINA CO LTD ADR            Common    71646E100     268     5000    SH           Shared-Other     1      5000
REGIONS FINANCIAL CORP
  NEW                            Common    7591EP100     220     6173    SH           Shared-Other     1      6173
SECTOR SPDR TR SHS BEN
  INT ENERGY                     Common    81369Y506      28      800    SH           Shared-Other     1      800
SENIOR HOUSING PROPs TRUS        Common    81721M109      95     5000    SH           Shared-Other     1      5000
SHIP FINANCE INTERNATIONAL
  LTD                            Common    G81075106      51     2500    SH           Shared-Other     1      2500
SIMPSON MANUFACTURING
  CO INC                         Common    829073105     175     5000    SH           Shared-Other     1      5000
VERIZON COMMUNICATIONS           Common    92343V104     203     5000    SH           Shared-Other     1      5000
WILSON GREATBATCH TECH           Common    972232102     112     5000    SH           Shared-Other     1      5000
WINNEBAGO INDS INC               Common    974637100      98     2500    SH           Shared-Other     1      2500
WIRELESS HOLDRS TR DEP RCT       Common     9753L208      18      300    SH           Shared-Other     1      300

                                                        5036